Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Inter-segment loans	$ 279	$ 0
Inter-segment loan, weighted average interest rate	2.48%
Inter-segment loan interest	$ 2
Belize Electricity | Equity Method Investee
Related Party Transaction [Line Items]
Due from related party	8	16
Waneta Expansion
Related Party Transaction [Line Items]
Intercompany revenue recognized	17	47
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 23	$ 25